Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of outstanding short term debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2022 and 2023:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2022	December 31, 2023
			RMB	RMB	US$
Short-term loans
Short-term bank loans	3.20%-6.00%	0.5-1 year	65,000	89,920	12,665
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	434	2,733	385
Total			65,434	92,653	13,050

Schedule of long-term debt

The following table presents the Company’s long-term debt as of December 31, 2022 and 2023:

	Annual		As of	As of
	interest rates	Term	December 31, 2022	December 31, 2023
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	434	2,733	385
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	1,303	7,533	1,061
Total			1,737	10,266	1,446

Schedule of maturities of the debt	As of December 31, 2023, maturities of the debt are as follows:

	RMB	US$
2024	92,653	13,050
2025	2,827	398
2026	2,802	395
2027	1,361	192
2028	543	76
Total	100,186	14,111